PROPERTY AND EQUIPMENT, NET - Schedule (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Cost:
Property and equipment, gross	¥ 9,932		¥ 8,799
Less: Accumulated depreciation	(4,918)		(4,344)
Property and equipment net excluding construction in process	5,014		4,455
Construction in progress	840		563
Property and equipment, net	5,854	$ 841	5,018
Buildings
Cost:
Property and equipment, gross	247		247
Leasehold improvements
Cost:
Property and equipment, gross	8,414		7,389
Furniture, fixtures and equipment
Cost:
Property and equipment, gross	1,270		1,162
Motor vehicles
Cost:
Property and equipment, gross	¥ 1		¥ 1